Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Net of debt discount (in Dollars)		$ 0	$ 380,431
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares undesignated (in Dollars per share)		$ 9,989,900	$ 9,989,900
Preferred stock, shares outstanding		0
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized		500,000,000	500,000,000
Common stock, shares issued	499,871,337	493,726,405	384,266,948
Common stock, shares outstanding	499,871,337	493,726,405	384,266,948
Common stock to be issued	906,373,564	907,379,814	944,659,814
Net of debt discount (in Dollars)	$ 15,862	$ 0
Net of debt discount (in Dollars)	$ 1,636	$ 0
Common stock, shares authorized	1,200,000,000	1,200,000,000
Series X Preferred Stock
Preferred stock, shares authorized	100	100	100
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, stated value (in Dollars)	$ 20,000	$ 20,000	$ 20,000
Preferred stock, shares issued	26.05	16.05	0
Preferred stock, shares outstanding	26.05	16.05	0
Series Y Preferred Stock
Preferred stock, shares authorized	1,000	1,000	1,000
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, stated value (in Dollars)	$ 20,000	$ 20,000	$ 20,000
Preferred stock, shares issued	720.515674	654.781794	0
Preferred stock, shares outstanding	720.515674	626.995464	0
Preferred stock, shares to be issued	0	27.78633	0
Series C Preferred Stock
Preferred stock, shares authorized	1,000	1,000	1,000
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	1,000	1,000	1,000
Preferred stock, shares outstanding	1,000	1,000	1,000
Series A Preferred Stock
Preferred stock, shares authorized	6,000	6,000	6,000
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series B Preferred Stock
Preferred stock, shares authorized	2,000	2,000	2,000
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series Z Preferred Stock
Preferred stock, shares authorized	500	500
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, stated value (in Dollars)	$ 20,000	$ 20,000
Preferred stock, shares issued	500	0
Preferred stock, shares outstanding	0	0
Preferred stock, shares to be issued	500	0